Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
	2014	2013	2012
Weighted-average common shares outstanding	2,231,165	2,206,392	2,101,490

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,041,635	2,016,862	1,911,960

Additional common stock equivalents used to calculate diluted earnings per share	7,871	7,178	4,972

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,049,506	2,024,040	1,916,932